Organization and principal activities	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Organization and principal activities

1Organization and principal activities

Aurora Mobile Limited (the “Company” and where appropriate, the term “Company” also refers to its subsidiaries, the variable interest entity (“VIE”), and subsidiaries of the VIE) is a limited company incorporated in the Cayman Islands under the laws of the Cayman Islands on April 9, 2014. The Company through its subsidiaries, the VIE, and subsidiaries of the VIE are principally engaged in providing Software-as-a-Service (“SAAS”) Businesses, which include developer services, financial risk management, and market intelligence services, in the People’s Republic of China (the “PRC”).

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its business, primarily through the VIE. The Company, through JPush Information Consulting (Shenzhen) Co., Ltd. (“Shenzhen JPush” or “WFOE”) entered into shareholder voting proxy agreement and an exclusive option agreement with the nominee shareholders of the VIE, Shenzhen Hexun Huagu Information Technology Co., Ltd. (“Hexun Huagu”), that gave WFOE the power to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively. In addition, pursuant to the supplementary agreements, the rights under the aforementioned shareholder voting proxy agreement and the exclusive call option agreements were assigned to the board of directors of the Company (the “Board”) or any officer authorized by the Board, which entitled the Company to receive economic benefits from the VIE that potentially could be significant to the VIE.

Despite the lack of equity ownership, as a result of a series of VIE agreements, the nominee shareholders of the VIE effectively assigned all of their voting rights underlying their equity in the VIE to the Company, which gives the Company the power to direct the activities that most significantly impact the VIE’s economic performance. In addition, through the exclusive business operation agreement, the Company, through its WFOE in the PRC, has the right to receive economic benefits from the VIE that potentially could be significant to the VIE. Lastly, through the financial support agreement, the Company has the obligation to absorb losses of the VIE that could potentially be significant to the VIE. Therefore, the Company is considered the primary beneficiary of the VIE and consolidates the VIE as required by SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) 810.

The following is a summary of the VIE agreements:

Exclusive Option Agreements

Pursuant to the exclusive option agreements entered into between the VIE’s nominee shareholders and the WFOE, the nominee shareholders irrevocably granted the WFOE an option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIE, or any or all of the assets of the VIE, to the WFOE, or their designees. The purchase price of the equity interests in the VIE is equal to the minimum price required by PRC law. Without the WFOE’s prior written consent, the VIE and its nominee shareholders cannot amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests and provide any loans or guarantees. The nominee shareholders cannot request any dividends or other form of assets. If dividends or other form of assets were distributed, the nominee shareholders are required to transfer all received distribution to the WFOE or their designees. These agreements are not terminated until all of the equity interest of the VIE is transferred to the WFOE or the person(s) designated by the WFOE. None of the nominee shareholders have the right to terminate or revoke the agreements under any circumstance unless otherwise regulated by law.

1Organization and principal activities (continued)

Equity Interest Pledge Agreements

Pursuant to the equity interest pledge agreements, each nominee shareholder of the VIE has pledged all of their respective equity interests in the VIE to the WFOE as continuing first priority security interest to guarantee the performance of their and the VIE’s obligations under the shareholder voting proxy agreement, the exclusive option agreements and the exclusive business cooperation agreement. The WFOE is entitled to all dividends during the effective period of the share pledge except as it agrees otherwise in writing. If the VIE or any of the nominee shareholders breach the contractual obligations, the WFOE will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of the VIE in accordance with PRC laws. None of the nominee shareholders shall, without the prior written consent of the WFOE, assign or transfer to any third party, distribute dividends and create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIE. This agreement is not terminated until all of the technical support and consulting and service fees have been fully paid under the exclusive business cooperation agreement and all of the VIE’s obligations have been terminated under the other VIE agreements. The Company registered the equity pledges with the relevant office of the administration for industry and commerce in accordance with the PRC Property Rights Law.

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement entered into by the WFOE and the VIE, the WFOE provides exclusive technical support and consulting services in return for an annual service fee based on a certain percentage of the VIE’s audited total operating income, which is adjustable at the sole discretion of the WFOE. Without the WFOE’s consent, the VIE cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from the WFOE. In addition, the VIE has granted the WFOE an exclusive right to purchase any or all of the business or assets of the consolidated VIE at the lowest price permitted under PRC laws. This agreement is irrevocable or can only be unilaterally revoked/amended by the WFOE.

Financial Support Agreement

Pursuant to the financial support undertaking letter, the Company is obligated to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations. The Company will not request repayment of the loans or borrowings if the VIE or its shareholders do not have sufficient funds or are unable to repay.

1Organization and principal activities (continued)

Shareholder Voting Proxy Agreement

The Nominee Shareholders also signed the shareholder voting proxy agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIE from the WFOE to the Company, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Articles of Association.

Accordingly, as a result of the power to direct the activities of the VIE pursuant to the shareholder voting proxy agreement and the obligation to absorb the expected losses of the VIE through the unlimited financial support, the Company is the primary beneficiary of the VIE.

Prior to July 26, 2022, Weidong Luo, founder of the Company, and two other individuals held 80%, 10% and 10 % of the equity interests in the VIE, respectively. On July 26, 2022, the nominee shareholders of the VIE, the two other individuals transferred their equity interests in the VIE to Guangyan Chen, a senior manager of Hexun Huagu (the “Transfer of Shares”). After the Transfer of Shares, 80% and 20% of the equity interests of the VIE are held by Weidong Luo and Guangyan Chen, respectively. On July 26, 2022, the registration of this transfer with the local branch of the State Administration of Industry and Commerce (the “SAIC”) was completed.

In the opinion of the Company’s PRC legal counsel, (i) the ownership structure of the PRC subsidiary and the VIE does not result in any violation of any explicit requirements under any PRC laws and regulations in all material aspects; (ii) each of the contractual arrangements is valid, binding and enforceable in accordance with its terms; and (iii) the execution, delivery and performance of the contractual arrangements do not result in any violation of the provisions of the articles of association and business licenses of the VIE.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIE may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIE.

In addition, if the current structure or any of the contractual arrangements is found to be in violation of any existing or future PRC laws or regulations, the Company could be subject to penalties, which could include, but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

1Organization and principal activities (continued)

The following table set forth the assets and liabilities of the VIE and its subsidiaries included in the Company’s consolidated balance sheets:

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	84,136	72,919	10,427
Accounts and notes receivable, net	50,032	42,170	6,030
Prepayments and other current assets	11,412	10,940	1,564
Amounts due from the Company and its subsidiaries	232,201	262,240	37,500
Total current assets	377,781	388,269	55,521
Non-current assets:
Property and equipment, net	3,680	2,106	301
Operating lease right-of-use assets	8,879	8,470	1,211
Intangible assets, net	13,765	9,846	1,408
Goodwill	37,785	37,785	5,403
Long-term investments	79,120	78,985	11,295
Deferred tax assets	131	6	1
Other non-current assets	731	648	93
Total non-current assets	144,091	137,846	19,712
Total assets	521,872	526,115	75,233
LIABILITIES:
Current liabilities:
Short-term loan	3,000	—	—
Accounts payable	26,479	32,191	4,603
Deferred revenue and customer deposits	129,918	121,627	17,392
Operating lease liabilities	2,750	2,526	361
Accrued liabilities and other current liabilities	68,349	66,896	9,566
Amounts due to the Company and its subsidiaries	439,818	444,273	63,530
Total current liabilities	670,314	667,513	95,452
Non-current liabilities:
Operating lease liabilities	6,437	6,117	875
Deferred tax liabilities	3,059	1,883	269
Other non-current liabilities	567	450	64
Total non-current liabilities	10,063	8,450	1,208
Total liabilities	680,377	675,963	96,660

1Organization and principal activities (continued)

The table sets forth the results of operations and cash flows of the VIE and its subsidiaries included in the Company’s consolidated statements of comprehensive (loss)/income and cash flows.

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	285,304	306,884	349,192	49,934
Cost of revenues	(82,495)	(93,902)	(105,319)	(15,060)
Net (loss)/income	(45,313)	2,266	7,040	1,007
Net cash provided by/(used in) operating activities	55,921	2,580	(6,025)	(862)
Net cash provided by/(used in) investing activities	22,120	(4,436)	(2,192)	(313)
Net cash (used in)/provided by financing activities	(59,900)	3,000	(3,000)	(429)

There were no pledges or collateralization of the VIE’s assets as of December 31, 2024 and 2025. The amount of net liabilities of the VIE was RMB158,505 and RMB149,848 (US$21,427) as of December 31, 2024 and 2025, respectively. Creditors of the VIE have no recourse to the general credit of the primary beneficiary of the VIE, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The VIE holds certain assets, including data servers and related equipment for use in their operations. The VIE does not own any facilities except for the rental of certain office premises from third parties under operating lease arrangements. The VIE also holds certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all internally developed and expensed as incurred as they did not meet the capitalization criteria. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIE during the periods presented.